Prepayments and other current assets (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Prepayments and other current assets
Prepaid service fees	$ 415,036	$ 1,309,069
Prepaid insurance fee		44,519
Prepaid income tax expenses		318,162
Total	$ 415,036	$ 1,671,750